Investment in Associates and Joint Ventures	3 Months Ended
Jan. 31, 2020
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures

NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES

INVESTMENT IN TD AMERITRADE HOLDING CORPORATION

The Bank has significant influence over TD Ameritrade Holding Corporation (TD Ameritrade) and accounts for its investment in TD Ameritrade using the equity method. The Bank's equity share in TD Ameritrade's earnings, excluding dividends, is reported on a one-month lag basis. The Bank takes into account changes in the subsequent period that would significantly affect the results.

As at January 31, 2020, the Bank's reported investment in TD Ameritrade was 43.27% (October 31, 2019 – 43.19%) of the outstanding shares of TD Ameritrade with a fair value of $15 billion (US$11 billion) (October 31, 2019 – $12 billion (US$9 billion)) based on the closing price of US$47.48 (October 31, 2019 – US$38.38) on the New York Stock Exchange.

During the three months ended January 31, 2020, TD Ameritrade repurchased 1.8 million shares (for the year ended October 31, 2019 – 21.5 million shares). Pursuant to the Stockholders Agreement in relation to the Bank's equity investment in TD Ameritrade, if stock repurchases by TD Ameritrade cause the Bank's ownership percentage to exceed 45%, the Bank is required to use reasonable efforts to sell or dispose of such excess stock, subject to the Bank's commercial judgment as to the optimal timing, amount, and method of sales with a view to maximizing proceeds from such sales. However, in the event that stock repurchases by TD Ameritrade cause the Bank's ownership percentage to exceed 45%, the Bank has no absolute obligation to reduce its ownership percentage to 45%. In addition, stock repurchases by TD Ameritrade cannot result in the Bank's ownership percentage exceeding 47%.

Pursuant to the Stockholders Agreement in relation to the Bank's equity investment in TD Ameritrade, the Bank has the right to designate five of twelve members of TD Ameritrade's Board of Directors. The Bank's designated directors currently include the Bank's Group President and Chief Executive Officer and four independent directors of TD or TD's U.S. subsidiaries.

TD Ameritrade has no significant contingent liabilities to which the Bank is exposed. During the three months ended January 31, 2020 and January 31, 2019, TD Ameritrade did not experience any significant restrictions to transfer funds in the form of cash dividends, or repayment of loans or advances.

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	December 31 2019	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,287	$3,212
Receivables from clients, net	28,039	27,156
Other assets, net	27,217	27,303
Total assets	$57,543	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$3,285	$4,357
Payable to clients	36,196	35,650
Other liabilities	6,486	6,205

Total liabilities	45,967	46,212

Stockholders' equity[2]	11,576	11,459
Total liabilities and stockholders' equity	$57,543	$57,671

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended
	December 31 2019	December 31 2018
Revenues
Net interest revenue	$474	$497

Fee-based and other revenue	1,230	1,506

Total revenues	1,704	2,003
Operating expenses
Employee compensation and benefits	437	419

Other	579	532

Total operating expenses	1,016	951

Other expense (income)	40	24
Pre-tax income	648	1,028

Provision for income taxes	148	230
Net income[1]	$500	$798
Earnings per share – basic (Canadian dollars)	$0.92	$1.42
Earnings per share – diluted (Canadian dollars)	0.92	1.41

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.